Commitments to Acquire/Dispose of Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Commitments to Acquire Dispose of Real Estate (Tables) [Abstract]
Real Estate to be Acquired Table Text Block

	Properties	Apartment Units	Purchase Price
Land Parcels (three)	—	—	$45,500
Total	—	—	$45,500

Disposed Properties Table Text Block

	Properties	Apartment Units	Sales Price
Rental Properties	50	13,772	$1,983,960
Land Parcel (one)	—	—	29,000
Total	50	13,772	$2,012,960